Summary of Material Accounting Policy Information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The Company [Member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | USI Inc. ("USIINC") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | SPIL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembly, testing and turnkey services of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | ASE Social Enterprise Co., Ltd. ("ASE SOCIAL") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in social services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | ASE Global Integrated Solutions Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in integration-relevant services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | A.S.E. Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | J & R Holding Limited ("J&R Holding") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Innosource Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	71.00%	71.00%
ASE [Member] | ASE Marketing & Service Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing and sales services
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Test, Inc. ("ASET") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	6.90%	6.90%
ASE [Member] | ASE Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Electronics (M) Sdn. Bhd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASEP Cayman Ltd. ("ASEPCAYMAN") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors, and was acquired in August 2024 (Note 29)
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | HydroTron Power Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Micro-hydro power generation, and was acquired in October 2025
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	0.00%
ASET [Member] | Alto Enterprises Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASET [Member] | Super Zone Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASET [Member] | TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	60.00%	60.00%
ASET [Member] | AMPI [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	54.10%	48.90%
A.S.E. Holding Limited [Member] | ASE Investment (Labuan) Inc. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	70.10%	70.10%
A.S.E. Holding Limited [Member] | ASE Test Limited ("ASE Test") [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	10.20%	10.20%
A.S.E. Holding Limited [Member] | Integrated Solutions Enterprise Europe [member]
Disclosure of subsidiaries [Line Items]
Main Business	Trading company
Establishment and Operating Location	Belgium
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	8.40%	8.40%
J&R Holding [Member] | ASE Test [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	89.80%	89.80%
J&R Holding [Member] | J&R Industrial Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in leasing and investing activity
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding [Member] | ASE Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding [Member] | ASE (U.S.) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	After-sales service and sales support
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding [Member] | Global Advanced Packaging Technology Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Innosource Limited [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	20.60%	20.60%
Innosource Limited [Member] | ASE (Shanghai) Inc. ("ASEMTL") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	8.50%	8.50%
Innosource Limited [Member] | ASE Enterprise Management (Shanghai) Inc. ("ASEEMSH") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the leasing of properties and buildings
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	8.50%	8.50%
Omniquest Industrial Limited [Member] | ASE Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Alto Enterprises Limited [Member] | ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
Super Zone Holdings Limited [Member] | Advanced Semiconductor Engineering (China) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment (Labuan) Inc. [Member] | ASE (Korea) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Korea
Percentage of Ownership (%)	100.00%	100.00%
ASE (Korea) Inc. [Member] | ASE Cheonan, Inc. ("CHE") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors, and was acquired in August 2024 (Note 29)
Establishment and Operating Location	Korea
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Investment (Labuan) Inc. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	29.90%	29.90%
ASE Test [Member] | ASE Test Holdings, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Holdings, Ltd. [Member] | ISE Labs, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ISE Labs, Inc. [Member] | ISE Services, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in turnkey services of semiconductors
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | ASE Assembly & Test (Shanghai) Limited ("ASESH") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors and leasing of properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASESH [Member] | Wuxi Tongzhi Microelectronics Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Wuxi, China
Percentage of Ownership (%)	100.00%	100.00%
ASESH [Member] | ISE Labs, China, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASESH [Member] | Shanghai Ding Hui Real Estate Development Co., Ltd. ("DH") [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	60.00%	60.00%
DH [Member] | Shanghai Ding Qi Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Wei Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of properties, parking lot business and leasing of properties for shopping center
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Yu Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of properties, parking lot business and leasing of properties for shopping center
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Kun Shan Ding Hong Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of properties for shopping center
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Xu Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Yao Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Fan Business Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of commercial complex services and department store trading
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Corporation [Member] | ASE Mauritius Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Mauritius
Percentage of Ownership (%)	100.00%	100.00%
ASE Corporation [Member] | ASE Labuan Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE Mauritius Inc. [Member] | ASEMTL [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	91.50%	91.50%
ASE Mauritius Inc. [Member] | ASEEMSH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the leasing of properties and buildings
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	91.50%	91.50%
ASE Labuan Inc. [Member] | ASE Electronics Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASEMTL [Member] | Advanced Semiconductor Engineering (HK) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Trading company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASEMTL [Member] | Universal Scientific Industrial (Shanghai) Co., Ltd. ("USISH") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	0.80%	0.80%
ASEEMSH [Member] | DH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	40.00%	40.00%
ASEPCAYMAN [Member] | Cyland Corp. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the leasing of real estate
Establishment and Operating Location	The Philippines
Percentage of Ownership (%)	39.80%	39.80%
USIINC [Member] | Huntington Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co., Ltd. [Member] | Unitech Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co., Ltd. [Member] | Real Tech Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co., Ltd. [Member] | Universal ABIT Holding Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Real Tech Holdings Limited [Member] | USI Enterprise Limited ("USIE") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the service of investment advisory and warehousing management
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Real Tech Holdings Limited [Member] | Universal Ample Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation (acquired from Universal Global Technology Co., Limited in September 2025)
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	75.10%	0.00%
Real Tech Holdings Limited [Member] | Hirschmann Mobility Holding GmbH
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (acquired from Universal Ample Technology Co., Limited in October 2025)
Establishment and Operating Location	Germany
Percentage of Ownership (%)	75.10%	0.00%
Universal Ample Technology Co., Limited [Member] | Hirschmann Mobility Holding GmbH
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (disposed to Real Tech Holdings Limited in October 2025)
Establishment and Operating Location	Germany
Percentage of Ownership (%)	0.00%	100.00%
Hirschmann Mobility Holding GmbH [Member] | Hirschmann Car Communication Holding S.a.r.l. ("HIRSCHMANN") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (merged by Hirschmann Mobility Holding GmbH in July 2025)
Establishment and Operating Location	Luxembourg
Percentage of Ownership (%)	0.00%	100.00%
Hirschmann Mobility Holding GmbH [Member] | Hirschmann Car Communication GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and development, manufacturing and sales of PCBAs and tuners
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
Hirschmann Mobility Holding GmbH [Member] | Hirschmann Car Communication Kft. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sales of antennas, RF amplifiers, connectors and wave straps
Establishment and Operating Location	Hungary
Percentage of Ownership (%)	100.00%	0.00%
Hirschmann Mobility Holding GmbH [Member] | Hirschmann Car Communication, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and development, and sales marketing
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	0.00%
Hirschmann [Member] | Hirschmann Car Communication GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and development, manufacturing and sales of PCBAs and tuners
Establishment and Operating Location	Germany
Percentage of Ownership (%)	0.00%	100.00%
Hirschmann [Member] | Hirschmann Car Communication Kft. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sales of antennas, RF amplifiers, connectors and wave straps
Establishment and Operating Location	Hungary
Percentage of Ownership (%)	0.00%	100.00%
Hirschmann [Member] | Hirschmann Car Communication, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and development, and sales marketing
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	0.00%	100.00%
Hirschmann Car Communication GmbH [Member] | Hirschmann Car Communication S.A.S. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and development, and sales marketing
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
Hirschmann Car Communication GmbH [Member] | Hirschmann Car Communication (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the sales of antennas, RF amplifiers and wave straps, PCBs, and tuners
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USIE [Member] | USISH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	74.30%	77.10%
USISH [Member] | Universal Global Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Kunshan) Co., Ltd. ("UGKS") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing and manufacturing of electronic components
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Electronics (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the sales of electronic components and telecommunications equipment
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | USI Electronics (Shenzhen) Co., Ltd. ("USISZ") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
USISH [Member] | Universal Global Technology (Huizhou) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services
Establishment and Operating Location	Huizhou, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | FINANCIERE AFG ("FAFG") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	10.40%	10.40%
USISH [Member] | Universal Optoelectronics Co., Ltd
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of optoelectronic devices, optical communication equipment, electronic components devices, integrated circuit chips and products as well as import and export services, and was established in December 2025
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	0.00%
Universal Global Technology Co., Limited [Member] | Universal Global Industrial Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in manufacturing, trading and investing activity
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | Universal Global Scientific Industrial Co., Ltd. ("UGTW") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | USI America Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | USI Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | USISZ [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
Universal Global Technology Co., Limited [Member] | Universal Scientific Industrial (France) [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | UNIVERSAL SCIENTIFIC INDUSTRIAL VIETNAM COMPANY LIMITED [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in IC assembly for wearable devices
Establishment and Operating Location	Vietnam
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co., Limited [Member] | Universal Ample Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company (disposed to Real Tech Holdings Limited in September 2025)
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	0.00%	75.10%
Universal Global Industrial Co., Limited [Member] | Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico
UGTW [Member] | Universal Scientific Industrial Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Electronics (Shanghai) Co., Ltd. [Member] | USI Science and Technology (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	100.00%	100.00%
Universal Scientific Industrial (France) [Member] | FAFG [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	89.60%	89.60%
FAFG [Member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	99.90%
FAFG [Member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	99.90%	99.90%
FAFG [Member] | ASTEELFLASH (BEDFORD) LIMITED [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	United Kingdom
Percentage of Ownership (%)	100.00%	100.00%
FAFG [Member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)	99.90%	99.90%
FAFG [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	100.00%	100.00%
FAFG [Member] | ASTEELFLASH HONG KONG LIMITED [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
FAFG [Member] | Asteelflash Holding GmbH. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
FAFG [Member] | ASTEELFLASH US HOLDING CORP. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
FAFG [Member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of organization and human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.50%	0.50%
FAFG [Member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%	0.10%
FAFG [Member] | ASTEELFLASH PLZEN S.R.O. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Czech Republic
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH (BEDFORD) LIMITED [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH TECHNOLOGIE [Member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
ASTEELFLASH FRANCE [Member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%	0.10%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	0.10%	0.10%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH FRANCE [Member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of organization and human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.50%	99.50%
ASTEELFLASH FRANCE [Member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	99.90%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TECHNOLOGIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in projection of plastic and the design and manufacturing of industrial components
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH HONG KONG LIMITED [Member] | Asteelflash Suzhou Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH HONG KONG LIMITED [Member] | UGHK [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
UGHK [Member] | Universal Scientific Industrial Poland Sp. z o.o. ("USIPL") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components and new electronic applications
Establishment and Operating Location	Poland
Percentage of Ownership (%)	100.00%	100.00%
Asteelflash Suzhou Co., Ltd. [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Asteelflash Holding GmbH. [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Asteelflash Holding GmbH. [Member] | ASTEELFLASH Germany GmbH. (renamed in January 2024, formerly named as ASTEELFLASH HERSFELD GmbH) [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
Asteelflash Holding GmbH. [Member] | ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	100.00%
Asteelflash Holding GmbH. [Member] | EN ELECTRONICNETWORK SRL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Romania
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH MEXICO S.A. de C.V. [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
ASTEELFLASH US HOLDING CORP. [Member] | ASTEELFLASH USA CORP. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ASTEELFLASH USA CORP. [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
SPIL [Member] | SPIL (B.V.I.) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL [Member] | Siliconware Precision Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembly and testing
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | Siliconware USA, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing activities in North America
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | SPIL (Cayman) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL (Cayman) Holding Limited [Member] | Siliconware Technology (Suzhou) Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
ASE SOCIAL [Member] | Goodcare Holdings Inc.[Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company, and was acquired in August 2025
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	67.20%	0.00%
Goodcare Holdings Inc.[Member] | Goodcare Health Inc.[Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the social services, and was acquired in August 2025
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	0.00%
Goodcare Holdings Inc.[Member] | TW Future Homecare Inc.[Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the social services, and was acquired in August 2025
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	0.00%
TW Future Homecare Inc.[Member] | TC SPRING CO.,LTD.[Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the social services, and was acquired in August 2025
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	0.00%